Leases - Schedule of Aggregate Lease Payments (Details)	Dec. 31, 2025 USD ($)
Schedule of Aggregate Lease Payments [Abstract]
2026	$ 208,796
2027	160,890
2028	8,304
Total undiscounted cash flows	377,990
Less - imputed interest	19,564
Present value of operating lease liabilities	$ 358,426